Commitments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of contingent liabilities [abstract]
Schedule of Operating Lease Expenditure Commitments

	Consolidated
Operating lease expenditure commitments	2020	2019	2018
	$	$	$
Minimum operating lease payments
- not later than one year	—	250,068	41,625
- later than one year but not later than five years	—	266,560	—
- later than five years	—	—	—
Total minimum operating lease payments	—	516,628	41,625

Schedule of Operating Lease Payments

As at June 30, 2019, the above operating leases related to the following premises that are currently occupied by the Company:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)
60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2021	487,837
1300 Baxter Street, Suite 157, Charlotte, North Carolina	Mid-Town Partners LLC	Office	Month to month	28,791
			Total	516,628

Schedule of Capital Commitment	Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:
	2020	2019
	A$	A$
Property, plant and equipment	466,560	-